ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS	ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity
The DRDGOLD Group is primarily involved in the retreatment of surface gold. The consolidated financial statements comprise DRDGOLD Limited (“DRDGOLD” or the “Company”) and its subsidiaries who are all wholly owned subsidiaries and solely operate in South Africa (collectively the “Group” and individually “Group Companies”). The Company is domiciled in South Africa with a registration number of 1895/000926/06. The registered address of the Company is Constantia Office Park, Cnr 14th Avenue and Hendrik Potgieter Road, Cycad House, Building 17, Ground Floor, Weltevreden Park, 1709.
DRDGOLD is 50.1% held by Sibanye Gold Proprietary Limited, which in turn is a wholly owned subsidiary of Sibanye-Stillwater Limited (“Sibanye-Stillwater”)

Basis of accounting
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and its interpretations issued by the International Accounting Standards Board (“IASB”), SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council (“FRSC”) as well as the requirements of the Companies Act of South Africa. The consolidated financial statements were approved by the board of directors of the Company (“Board”) for issuance on October 30, 2023.
The consolidated financial statements have been prepared on a going concern basis.

Functional and presentation currency
The functional and presentation currency of DRDGOLD and its subsidiaries is South African Rand (“Rand”). The amounts in these consolidated financial statements are rounded to the nearest million unless stated otherwise. Significant exchange rates during the year are set out in the table below:

Rand / US dollar	2023	2022	2021
Spot rate at year end	18.83	16.27	14.27
Average prevailing rate for the financial year	17.76	15.21	15.40

Basis of measurement The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.

Basis of consolidation
Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
Loss of control
When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.
Transactions eliminated on consolidation
Intra-group balances, transactions and any unrealised gains and losses or income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.